Borrowings - Loan From Related Parties (Details) - USD ($) $ in Thousands				12 Months Ended
	Dec. 31, 2019	Nov. 14, 2019	Apr. 03, 2017	Dec. 31, 2023	Dec. 31, 2022
Borrowings
Borrowings repayments				$ 217,070	$ 168,585
Term loan sponsor credit facility
Borrowings
Facility availability period			5 years
Amount of credit facility			$ 45,000
Revolving credit sponsor facility
Borrowings
Facility availability period			5 years
Amount of credit facility			$ 30,000
Interest rate			9.125%
Percentage of commitment fee on the undrawn balance			1.00%
Drawn amount		$ 10,000
Borrowings repayments	$ 10,000